Expense Example {- Fidelity Flex® International Fund} - 10.31 Fidelity Flex International Fund PRO-10 - Fidelity Flex® International Fund - Fidelity Flex International Fund-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none